August 29, 2002

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                  Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account (File no.
                           333-18117)________________________________________

Dear Commissioners:

         On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account ("the Account"), we hereby submit pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"), that the Account's semi-annual report for the period ending June 30, 2002, which is identical to the report for the underlying Funds, has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the following specific portfolios: AIM V.I. Core Equity Fund, AIM V.I. Premier Equity Fund, Janus Growth Portfolio, Janus International Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, OCC Managed Portfolio, OCC Small Cap Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price International Stock Portfolio, Credit Suisse Trust, Global Post-Venture Capital Portfolio, Franklin Small Cap Fund-Class 2, American Century VP Value, Alliance Premier Growth Portfolio, Davis Value Portfolio; The Prudential Series Fund: Diversified Bond, Diversified Conservative Growth, Prudential Value, Equity, Global, High Yield Bond, Money Market, Prudential Jennison, Small Capitalization Stock, Stock Index, 20/20 Focus, SP Aggressive Growth Asset Allocation, SP Alliance Technology, SP Balanced Asset Allocation, SP Conservative Asset Allocation, SP Growth Asset Allocation, SP INVESCO Small Company Growth, SP Jennison International Growth, SP Large Cap Value, SP MFS Capital Opportunities, SP MFS Mid-Cap Growth, SP PIMCO Total Return, SP Prudential U.S. Emerging Growth, SP Small/Mid Cap Value and SP Strategic Partners Focused Growth Portfolios.

Filer/Entity:     AIM Variable Insurance Funds
Registration No.: 811-07452
CIK No.:          0000896435
Accession No.:    0000950129-02-004283
Date of Filing:   08/16/2002

Filer/Entity:     Alliance Premier Growth Portfolio
Registration No.: 811-05398
CIK No.:          0000825316
Accession No.:    0000936772-02-000313
Date of Filing:   08/19/2002

Filer/Entity:     American Century Variable Portfolios, Inc.
Registration No.: 811-05188
CIK No.:          0000814680
Accession No.:    0000814680-02-000014
Date of Filing:   08/28/2002

Filer/Entity:     Credit Suisse Trust Global Post-Venture Capital Portfolio
Registration No.: 811-07261
CIK No.:          0000941568
Accession No.:    0000912057-02-033420
Date of Filing:   08/26/2002

Filer/Entity:     Davis Value Portfolio
Registration No.: 811-09293
CIK No.:          0001084060
Accession No.:    0000950136-02-002478
Date of Filing:   08/22/2002

Filer/Entity:     Franklin Templeton Variable Insurance Products Trust
Registration No.: 811-05583
CIK No.:          0000837274
Accession No.:    0000837274-02-000025
Date of Filing:   08/27/2002

Filer/Entity:     Janus Aspen Series
Registration No.: 811-07736
CIK No.:          0000906185
Accession No.:    0001012709-02-001187
Date of Filing:   08/21/2002

Filer/Entity:     MFS Emerging Growth Portfolio
Registration No.: 811-08326
CIK No.:          0000918571
Accession No.:    0000950156-02-000323
Date of Filing:   08/19/2002

Filer/Entity:     MFS Research Series
Registration No.: 811-08326
CIK No.:          0000918571
Accession No.:    0000950156-02-000319
Date of Filing:   08/16/2002

Filer/Entity:     OCC Accumulation Trust
Registration No.: 811-08512
CIK No.:          0000923185
Accession No.:    0000912057-02-032647
Date of Filing:   08/16/2002

Filer/Entity:     T. Rowe Price Equity Income Portfolio
Registration No.: 811-07143
CIK No.:          0000918294
Accession No.:    0000918294-02-000025
Date of Filing:   08/23/2002

Filer/Entity:     T. Rowe Price International Stock Portfolio
Registration No.: 811-07145
CIK No.:          0000918292
Accession No.:    0000918292-02-000008
Date of Filing:   08/26/2002

Filer/Entity       The Prudential Series Fund, Inc.
Registration No.:  811-03623
CIK No.            0000711175
Accession No.:     0000950109-02-004520
Date of Filing:    08/26/2002



If you have any questions regarding this filing, please contact me at
(973)802-6997.

                                          Sincerely,


                                          C. Christopher Sprague
                                          Vice President and Corporate Counsel